Regan Floating Rate MBS ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.33%
(a)
Principal
Amount Fair Value
Fannie Mae REMIC, Series 53, Class FY, 4.97%, 8/25/2032 $ 43,271 $ 43,217
Fannie Mae REMIC, Series 68, Class FB, 4.97%, 10/25/2032 34,528 34,397
Fannie Mae REMIC, Series 64, Class FS, 5.85%, 7/25/2033 40,328 40,979
Fannie Mae REMIC, Series 69, Class NF, 5.95%, 7/25/2033 192,128 195,805
Fannie Mae REMIC, Series 81, Class FE, 4.97%, 9/25/2033 56,066 55,918
Fannie Mae REMIC, Series 38, Class FK, 4.82%, 5/25/2034 172,736 171,790
Fannie Mae REMIC, Series 40, Class FY, 4.92%, 5/25/2034 914,674 910,694
Fannie Mae REMIC, Series 25, Class PF, 4.82%, 4/25/2035 87,838 86,851
Fannie Mae REMIC, Series 45, Class XA, 4.81%, 6/25/2035 238,595 236,529
Fannie Mae REMIC, Series 106, Class PF, 4.82%, 12/25/2035 360,768 353,284
Fannie Mae REMIC, Series 20, Class GF, 4.82%, 4/25/2036 83,301 82,659
Fannie Mae REMIC, Series 45, Class FM, 4.87%, 6/25/2036 108,007 107,309
Fannie Mae REMIC, Series 62, Class FP, 4.72%, 7/25/2036 348,034 345,751
Fannie Mae REMIC, Series 101, Class FC, 4.77%, 7/25/2036 50,486 49,858
Fannie Mae REMIC, Series 101, Class FD, 4.77%, 7/25/2036 34,213 33,757
Fannie Mae REMIC, Series 81, Class FB, 4.82%, 9/25/2036 714,337 706,643
Fannie Mae REMIC, Series 88, Class AF, 4.93%, 9/25/2036 110,133 109,077
Fannie Mae REMIC, Series 86, Class CF, 5.67%, 9/25/2036 62,738 63,358
Fannie Mae REMIC, Series 101, Class FA, 4.89%, 10/25/2036 849,431 840,358
Fannie Mae REMIC, Series 104, Class FC, 4.72%, 11/25/2036 186,874 185,180
Fannie Mae REMIC, Series 108, Class FB, 4.77%, 11/25/2036 411,059 408,781
Fannie Mae REMIC, Series 104, Class FD, 4.83%, 11/25/2036 144 143
Fannie Mae REMIC, Series 92, Class OF, 5.04%, 9/25/2037 108,731 107,943
Fannie Mae REMIC, Series 102, Class FA, 5.04%, 11/25/2037 55,108 54,756
Fannie Mae REMIC, Series 117, Class FM, 5.17%, 1/25/2038 165,336 164,200
Fannie Mae REMIC, Series 117, Class MF, 5.17%, 1/25/2038 115,705 114,878
Fannie Mae REMIC, Series 7, Class FA, 4.92%, 2/25/2038 222,084 221,527
Fannie Mae REMIC, Series 24, Class PF, 5.12%, 2/25/2038 18,842 18,842
Fannie Mae REMIC, Series 12, Class FA, 5.14%, 3/25/2038 63,017 62,880
Fannie Mae REMIC, Series 16, Class KF, 5.27%, 3/25/2038 111,197 110,675
Fannie Mae REMIC, Series 68, Class FC, 5.44%, 8/25/2038 884,788 892,148
Fannie Mae REMIC, Series 46, Class FC, 5.17%, 6/25/2039 266,450 266,043
Fannie Mae REMIC, Series 46, Class FA, 5.17%, 6/25/2039 283,589 283,078
Fannie Mae REMIC, Series 72, Class JF, 5.22%, 9/25/2039 284,766 284,683
Fannie Mae REMIC, Series 38, Class FC, 5.02%, 6/25/2040 848,879 846,251
Fannie Mae REMIC, Series 58, Class FY, 5.20%, 6/25/2040 70,850 70,779
Fannie Mae REMIC, Series 2010-141 FB, 4.94%, 12/25/2040 1,222,425 1,212,271
Fannie Mae REMIC, Series 41, Class FK, 4.89%, 5/25/2041 202,211 200,862
Fannie Mae REMIC, Series 55, Class FJ, 4.91%, 6/25/2041 583,639 579,963
Fannie Mae REMIC, Series 118, Class FB, 4.92%, 11/25/2041 414,011 412,467
Fannie Mae REMIC, Series 149, Class MF, 4.97%, 11/25/2041 49,090 48,932
Fannie Mae REMIC, Series 19, Class JF, 5.02%, 3/25/2042 67,053 66,428
Fannie Mae REMIC, Series 70, Class FA, 4.92%, 7/25/2042 853,173 841,968
Fannie Mae REMIC, Series 116, Class FP, 4.72%, 10/25/2042 81,180 79,603
Fannie Mae REMIC, Series 122, Class FM, 4.87%, 11/25/2042 1,221,876 1,197,309
Fannie Mae REMIC, Series 10, Class FA, 4.82%, 2/25/2043 146,575 142,996

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.33%
- continued
Principal
Amount Fair Value
Fannie Mae REMIC, Series 10, Class FB, 4.82%, 2/25/2043 $ 191,592 $ 186,949
Fannie Mae REMIC, Series 92, Class FA, 5.02%, 9/25/2043 304,163 299,463
Fannie Mae REMIC, Series 118, Class FB, 4.99%, 12/25/2043 153,625 151,073
Fannie Mae REMIC, Series 10, Class KF, 4.92%, 3/25/2044 165,760 163,140
Fannie Mae REMIC, Series 79, Class FE, 4.72%, 11/25/2045 88,706 87,448
Fannie Mae REMIC, Series 2, Class FB, 4.87%, 2/25/2046 143,699 142,184
Fannie Mae REMIC, Series 10, Class FA, 4.82%, 3/25/2046 486,256 481,429
Fannie Mae REMIC, Series 25, Class FL, 4.97%, 5/25/2046 1,218,360 1,196,862
Fannie Mae REMIC, Series 81, Class FA, 4.82%, 11/25/2046 542,734 537,512
Fannie Mae REMIC, Series 91, Class AF, 4.87%, 12/25/2046 56,731 56,119
Fannie Mae REMIC, Series 106, Class EF, 4.97%, 1/25/2047 1,951,466 1,914,123
Fannie Mae REMIC, Series 79, Class FB, 4.72%, 10/25/2047 652,874 650,176
Fannie Mae REMIC, Series 42, Class FD, 4.72%, 6/25/2048 463,303 452,466
Fannie Mae REMIC, Series 36, Class FD, 4.72%, 6/25/2048 133,773 131,950
Fannie Mae REMIC, Series 15, Class FA, 4.97%, 4/25/2049 272,310 265,322
Fannie Mae REMIC, Series 38, Class FA, 4.92%, 7/25/2049 5,304,082 5,154,173
Fannie Mae REMIC, Series 33, Class FB, 4.92%, 7/25/2049 294,602 286,452
Fannie Mae REMIC, Series 38, Class CF, 4.92%, 7/25/2049 1,249,574 1,217,333
Fannie Mae REMIC, Series 43, Class FD, 4.87%, 8/25/2049 669,982 655,340
Fannie Mae REMIC, 4.92%, 10/25/2049 1,035,157 1,014,159
Fannie Mae REMIC, Series 67, Class FB, 4.92%, 11/25/2049 186,409 182,594
Fannie Mae REMIC, Series 61, Class AF, 4.97%, 11/25/2049 4,850,152 4,739,524
Fannie Mae REMIC, Series 81, Class QF, 4.97%, 12/25/2049 2,236,245 2,176,218
Fannie Mae REMIC, Series 76, Class FA, 4.97%, 12/25/2049 128,037 124,448
Fannie Mae REMIC, Series 37, Class FH, 4.87%, 1/25/2050 800,309 784,239
Fannie Mae REMIC, Series 81, Class FJ, 4.97%, 1/25/2050 1,377,643 1,339,206
Fannie Mae REMIC, Series 79, Class FA, 4.97%, 1/25/2050 471,715 459,076
Fannie Mae REMIC, Series 12, Class FL, 4.92%, 3/25/2050 727,284 702,810
Fannie Mae REMIC, Series 10, Class FE, 4.97%, 3/25/2050 5,998,720 5,833,998
Fannie Mae REMIC, Series 36, Class FH, 4.92%, 6/25/2050 2,196,873 2,115,159
Fannie Mae REMIC, Series 54, Class WF, 4.28%, 8/25/2050 436,798 424,673
Fannie Mae REMIC, Series 37, Class FG, 4.77%, 8/25/2050 311,122 302,794
Fannie Mae REMIC, Series 41, Class GF, 4.97%, 3/25/2053 4,179,849 4,142,780
Fannie Mae REMIC, Series 4, Class FB, 5.00%, 3/25/2053 1,683,128 1,660,748
Fannie Mae REMIC, Series 40, Class FA, 5.50%, 3/25/2054 613,807 609,182
Fannie Mae REMIC, Series 96, Class FB, 5.75%, 12/25/2054 1,502,030 1,495,969
Fannie Mae REMIC, Series 104, Class FA, 5.40%, 1/25/2055 96,330 95,965
Fannie Mae REMIC, Series 103, Class FH, 5.60%, 1/25/2055 982,276 978,276
Fannie Mae REMIC, Series 10, Class FB, 5.20%, 2/25/2055 191,934 187,559
Fannie Mae REMIC, Series 41, Class FG, 4.97%, 8/25/2059 728,458 713,097
Freddie Mac REMIC, Series 2481, Class FE, 5.46%, 3/15/2032 47,607 48,027
Freddie Mac REMIC, Series 3969, Class AF, 4.91%, 10/15/2033 754,295 750,097
Freddie Mac REMIC, Series 2733, Class FB, 5.06%, 10/15/2033 42,875 42,940
Freddie Mac REMIC, Series 3305, Class BF, 4.78%, 7/15/2034 278,149 274,880
Freddie Mac REMIC, Series 3067, Class FA, 4.81%, 11/15/2035 811,840 802,574
Freddie Mac REMIC, Series 3153, Class FX, 4.81%, 5/15/2036 121,615 120,739
Freddie Mac REMIC, Series 3155, Class PF, 4.81%, 5/15/2036 761,326 753,644

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.33%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 3153, Class EF, 4.87%, 5/15/2036 $ 106,093 $ 105,488
Freddie Mac REMIC, Series 3222, Class KF, 4.86%, 9/15/2036 206,804 204,537
Freddie Mac REMIC, Series 3210, Class FA, 4.86%, 9/15/2036 299,913 296,523
Freddie Mac REMIC, Series 3361, Class AF, 4.81%, 11/15/2036 55,239 54,797
Freddie Mac REMIC, Series 3281, Class AF, 4.78%, 2/15/2037 157,495 155,884
Freddie Mac REMIC, Series 3284, Class CF, 4.83%, 3/15/2037 232,912 230,510
Freddie Mac REMIC, Series 3309, Class FG, 4.89%, 4/15/2037 92,485 91,662
Freddie Mac REMIC, Series 3318, Class F, 4.71%, 5/15/2037 14,665 14,501
Freddie Mac REMIC, Series 3361, Class LF, 5.01%, 8/15/2037 167,141 166,618
Freddie Mac REMIC, Series 4276, Class FA, 4.96%, 9/15/2037 287,983 285,751
Freddie Mac REMIC, Series 3371, Class FA, 5.06%, 9/15/2037 83,546 83,396
Freddie Mac REMIC, Series 4832, Class FW, 4.82%, 4/15/2038 555,919 548,421
Freddie Mac REMIC, Series 3455, Class FG, 5.36%, 6/15/2038 815,259 819,433
Freddie Mac REMIC, Series 5335, Class FB, 5.16%, 10/15/2039 168,877 169,097
Freddie Mac REMIC, Series 3639, Class FC, 5.21%, 2/15/2040 153,003 153,371
Freddie Mac REMIC, Series 3666, Class FC, 5.19%, 5/15/2040 149,130 148,485
Freddie Mac REMIC, Series 3740, Class DF, 4.94%, 10/15/2040 96,613 95,315
Freddie Mac REMIC, Series 3759, Class FB, 4.96%, 11/15/2040 281,086 277,359
Freddie Mac REMIC, Series 3997, Class FJ, 4.91%, 1/15/2041 233,098 230,380
Freddie Mac REMIC, Series 3843, Class FE, 5.01%, 4/15/2041 223,588 222,204
Freddie Mac REMIC, Series 4105, Class LF, 4.81%, 8/15/2041 340,821 339,531
Freddie Mac REMIC, Series 3930, Class KF, 4.96%, 9/15/2041 3,012,882 2,985,187
Freddie Mac REMIC, Series 4068, Class UF, 4.96%, 6/15/2042 393,158 386,734
Freddie Mac REMIC, Series 4105, Class NF, 4.86%, 9/15/2042 857,632 839,600
Freddie Mac REMIC, Series 4116, Class LF, 4.76%, 10/15/2042 1,570,350 1,532,763
Freddie Mac REMIC, Series 4122, Class FP, 4.86%, 10/15/2042 244,261 239,556
Freddie Mac REMIC, Series 5031, Class FA, 4.65%, 8/15/2043 1,962,195 1,897,480
Freddie Mac REMIC, Series 4240, Class FA, 4.96%, 8/15/2043 608,500 597,595
Freddie Mac REMIC, Series 4255, Class GF, 4.81%, 9/15/2043 67,461 66,288
Freddie Mac REMIC, Series 4286, Class VF, 4.91%, 12/15/2043 121,645 119,535
Freddie Mac REMIC, Series 4281, Class LF, 4.96%, 12/15/2043 1,625,411 1,600,745
Freddie Mac REMIC, Series 4310, Class FA, 5.01%, 2/15/2044 90,406 89,076
Freddie Mac REMIC, Series 4383, Class KF, 4.86%, 9/15/2044 6,241,055 6,101,216
Freddie Mac REMIC, Series 4431, Class FT, 4.86%, 1/15/2045 4,836,335 4,731,971
Freddie Mac REMIC, Series 4587, Class AF, 4.81%, 6/15/2046 73,931 73,341
Freddie Mac REMIC, Series 4614, Class FK, 4.96%, 9/15/2046 2,786,167 2,734,051
Freddie Mac REMIC, Series 4945, Class F, 4.97%, 12/15/2046 517,866 511,255
Freddie Mac REMIC, Series 4792, Class FA, 4.76%, 5/15/2048 979,730 943,855
Freddie Mac REMIC, Series 5383, Class AF, 5.35%, 8/15/2048 299,836 302,130
Freddie Mac REMIC, Series 4826, Class KF, 4.76%, 9/15/2048 49,680 48,375
Freddie Mac REMIC, Series 4852, Class BF, 4.86%, 12/15/2048 632,239 612,231
Freddie Mac REMIC, Series 4913, Class UF, 4.91%, 3/15/2049 1,474,923 1,427,805
Freddie Mac REMIC, Series 4863, Class F, 4.91%, 3/15/2049 167,586 162,792
Freddie Mac REMIC, Series 4882, Class FA, 4.91%, 5/15/2049 4,254,001 4,136,867
Freddie Mac REMIC, Series 4903, Class NF, 4.87%, 8/25/2049 403,836 395,453
Freddie Mac REMIC, Series 4918, Class F, 4.92%, 10/25/2049 1,938,811 1,886,465
Freddie Mac REMIC, Series 4940, Class FE, 5.02%, 1/25/2050 275,549 267,900

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.33%
- continued
Principal
Amount Fair Value
Freddie Mac REMIC, Series 4959, Class JF, 4.92%, 3/25/2050 $ 657,274 $ 638,530
Freddie Mac REMIC, Series 4990, Class FN, 4.82%, 5/25/2050 641,757 615,712
Freddie Mac REMIC, Series 4981, Class JF, 4.87%, 6/25/2050 1,181,292 1,145,105
Freddie Mac REMIC, Series 5119, Class QF, 4.55%, 6/25/2051 663,224 619,048
Freddie Mac REMIC, Series 5270, Class FH, 5.30%, 6/25/2052 783,651 772,185
Freddie Mac REMIC, Series 5396, Class HF, 5.30%, 4/25/2054 245,911 247,059
Freddie Mac REMIC, Series 4347, Class EF, 4.96%, 6/15/2054 2,915,626 2,858,650
Freddie Mac REMIC, Series 5469, Class F, 5.45%, 9/25/2054 473,558 468,581
Freddie Mac REMIC, Series 5475, Class FA, 5.45%, 11/25/2054 228,521 226,382
Freddie Mac REMIC, Series 5482, Class FC, 5.65%, 12/25/2054 504,789 503,265
Freddie Mac REMIC, Series 5483, Class FD, 5.65%, 12/25/2054 402,231 400,690
Freddie Mac Strips, Series 240, Class F22, 4.81%, 7/15/2036 132,165 130,804
Freddie Mac Strips, Series 264, Class F1, 5.01%, 7/15/2042 103,374 101,890
Freddie Mac Strips, Series 271, Class F5, 4.96%, 8/15/2042 212,972 209,399
Freddie Mac Strips, Series 272, Class F1, 4.96%, 8/15/2042 83,829 82,426
Freddie Mac Strips, Series 280, Class F1, 4.96%, 9/15/2042 337,383 331,710
Freddie Mac Strips, Series 359, Class F3, 4.91%, 10/15/2047 1,709,764 1,677,100
Freddie Mac Strips, Series 406, Class F4, 5.25%, 10/25/2053 751,610 749,319
Government National Mortgage Association, Series 32, Class FT, 4.73%,
1/20/2034 388,412 388,041
Government National Mortgage Association, Series 46, Class MF, 4.84%,
5/16/2034 70,820 70,813
Government National Mortgage Association, Series 70, Class FH, 4.83%,
7/20/2034 536,183 534,924
Government National Mortgage Association, Series 84, Class F, 4.69%,
11/16/2035 86,412 85,581
Government National Mortgage Association, Series 78, Class FA, 4.91%,
12/16/2037 892,204 888,877
Government National Mortgage Association, Series 79, Class FA, 4.88%,
12/20/2037 1,419,965 1,419,207
Government National Mortgage Association, Series 3, Class FA, 4.88%,
1/20/2038 1,178,756 1,175,823
Government National Mortgage Association, Series 51, Class FH, 5.19%,
6/16/2038 110,076 110,333
Government National Mortgage Association, Series 51, Class FG, 5.21%,
6/16/2038 63,821 63,997
Government National Mortgage Association, Series 66, Class FN, 5.38%,
8/20/2038 150,456 150,908
Government National Mortgage Association, Series 29, Class FL, 5.09%,
5/16/2039 381,699 381,820
Government National Mortgage Association, Series 19, Class FD, 4.89%,
7/16/2039 1,118 1,118
Government National Mortgage Association, Series 66, Class UF, 5.44%,
8/16/2039 98,155 98,973
Government National Mortgage Association, Series 149, Class MF, 4.83%,
12/20/2039 1,527,047 1,508,566

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.33%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 20, Class FD, 5.25%,
2/20/2040 $ 185,305 $ 185,418
Government National Mortgage Association, Series 31, Class FV, 5.18%,
3/20/2040 181,692 181,094
Government National Mortgage Association, Series 153, Class LF, 4.69%,
7/16/2041 233,733 229,989
Government National Mortgage Association, Series 135, Class FN, 4.84%,
10/16/2041 1,929,559 1,899,494
Government National Mortgage Association, Series 113, Class QF, 4.73%,
2/20/2042 196,033 193,980
Government National Mortgage Association, Series 74, Class LF, 4.83%,
6/20/2042 1,167,316 1,145,308
Government National Mortgage Association, Series 5, Class FA, 4.88%,
1/20/2044 2,319,524 2,282,052
Government National Mortgage Association, Series 110, Class DF, 4.65%,
8/20/2045 338,703 328,861
Government National Mortgage Association, Series 161, Class GF, 4.73%,
11/20/2045 59,983 58,417
Government National Mortgage Association, Series 161, Class AF, 4.73%,
11/20/2045 559,086 543,918
Government National Mortgage Association, Series 33, Class UF, 4.88%,
3/20/2046 3,223,278 3,161,161
Government National Mortgage Association, Series 49, Class MF, 4.93%,
4/20/2046 1,021,220 1,008,632
Government National Mortgage Association, Series 83, Class NF, 4.84%,
6/20/2046 992,793 968,976
Government National Mortgage Association, Series 1, Class EF, 4.74%,
1/20/2048 1,045,674 1,010,944
Government National Mortgage Association, Series 138, Class FB, 4.73%,
10/20/2048 1,905,165 1,841,941
Government National Mortgage Association, Series 31, Class GF, 4.88%,
3/20/2049 357,642 351,278
Government National Mortgage Association, Series 33, Class F, 4.88%,
3/20/2049 136,569 133,305
Government National Mortgage Association, Series 35, Class GF, 4.88%,
3/20/2049 1,296,867 1,273,582
Government National Mortgage Association, Series 98, Class KF, 4.88%,
8/20/2049 3,406,498 3,310,780
Government National Mortgage Association, Series 30, Class FE, 4.88%,
3/20/2050 2,071,083 2,020,631
Government National Mortgage Association, Series 154, Class FC, 4.90%,
9/20/2052 1,466,884 1,424,712
Government National Mortgage Association, Series 197, Class LF, 5.05%,
11/20/2052 460,099 453,166
Government National Mortgage Association, Series 111, Class FD, 5.35%,
8/20/2053 173,165 172,494

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS — 92.33%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 111, Class FN, 5.55%,
8/20/2053 $ 123,842 $ 124,128
Government National Mortgage Association, Series 128, Class CF, 5.55%,
8/20/2053 128,761 129,019
Government National Mortgage Association, Series 51, Class FL, 5.25%,
3/20/2054 113,590 113,173
Government National Mortgage Association, Series 64, Class YX, 5.44%,
4/20/2054 494,959 495,853
Government National Mortgage Association, Series 97, Class CF, 5.50%,
6/20/2054 221,044 220,524
Government National Mortgage Association, Series 2011-H06, Class FA,
4.89%, 2/20/2061 203,075 203,116
Total Collateralized Mortgage Obligations (Cost $143,584,765) 143,755,020
U.S. GOVERNMENT & AGENCIES — 7.06%
(a)
United States Treasury Bill, 4.18% , 8/28/2025 1,000,000 986,265
United States Treasury Floating Rate Note, 4.42% , 4/30/2026 8,000,000 8,001,938
United States Treasury Floating Rate Note, 4.45% , 7/31/2026 2,000,000 2,001,016
Total U.S. Government & Agencies (Cost $10,984,848) 10,989,219
Total Investments — 99.39% (Cost $154,569,613) 154,744,239
Other Assets in Excess of Liabilities — 0.61% 943,574
NET ASSETS — 100.00% $ 155,687,813
(a) Floating rate security. The rate shown is the effective interest rate as of April 30, 2025.
REMIC - Real Estate Mortgage Investment Conduit